Significant event – Gulf of Mexico oil spill (Tables)	12 Months Ended
Dec. 31, 2018
Significant Events [Abstract]
Summary of impacts of the Gulf of Mexico oil spill on the income statement, balance sheet and cash flow statement
The impacts of the Gulf of Mexico oil spill on the income statement, balance sheet and cash flow statement of the group are included within the relevant line items in those statements and are shown in the table below.

			$ million
	2018	2017	2016
Income statement
Production and manufacturing expenses	714	2,687	6,640
Profit (loss) before interest and taxation	(714)	(2,687)	(6,640)
Finance costs	479	493	494
Profit (loss) before taxation	(1,193)	(3,180)	(7,134)
Less: Taxation	174	(2,222)	3,105
Profit (loss) for the period	(1,019)	(5,402)	(4,029)
Balance sheet
Current assets
Trade and other receivables	214	252
Current liabilities
Trade and other payables	(2,279)	(2,089)
Provisions	(333)	(1,439)
Net current assets (liabilities)	(2,398)	(3,276)
Non-current assets
Deferred tax	1,563	2,067
Non-current liabilities
Other payables	(11,922)	(12,253)
Provisions	(12)	(1,141)
Deferred tax	3,999	3,634
Net non-current assets (liabilities)	(6,372)	(7,693)
Net assets (liabilities)	(8,770)	(10,969)
Cash flow statement
Profit (loss) before taxation	(1,193)	(3,180)	(7,134)
Net charge for interest and other finance expense, less net interest paid	479	493	494
Net charge for provisions, less payments	240	2,542	4,353
(Increase) decrease in other current and non-current assets	(485)	(1,738)	(3,210)
Increase (decrease) in other current and non-current liabilities	(2,572)	(3,453)	(1,608)
Pre-tax cash flows	(3,531)	(5,336)	(7,105)
The cumulative pre-tax income statement charge since the incident amounts to $67.0 billion and is analysed in the table below.

				$ million
	2018	2017	2016	Cumulative since the incident
Environmental costs	—	—	—	8,526
Spill response costs	—	—	—	14,304
Litigation and claims costs	629	2,647	6,596	42,410
Clean Water Act penalties	—	—	—	4,061
Other costs	85	40	44	1,394
Settlements credited to the income statement	—	—	—	(5,681)
(Profit) loss before interest and taxation	714	2,687	6,640	65,014
Finance costs	479	493	494	1,944
(Profit) loss before taxation	1,193	3,180	7,134	66,958

Summary of movements in each class of provisions
Movements during the year in the remaining provision, which relates to litigation and claims, are presented in the table below.

$ million
2018
Litigation and claims
At 1 January	2,580
Increase in provision	629
Reclassified to other payables	(2,045)
Utilization	(819)
At 31 December	345
Of which – current	333
– non-current	12

					$ million
	Decommissioning	Environmental	Litigation and claims	Other	Total
At 1 January 2018	16,100	1,516	3,334	2,994	23,944
Exchange adjustments	(135)	(9)	(3)	(84)	(231)
Acquisitions	295	12	24	5	336
Increase (decrease) in existing provisions	137	428	1,492	1,303	3,360
Write-back of unused provisions	(2)	(115)	(21)	(255)	(393)
Unwinding of discount	162	22	9	17	210
Change in discount rate[a]	(2,377)	(38)	(31)	(17)	(2,463)
Utilization	(9)	(245)	(1,034)	(528)	(1,816)
Reclassified to other payables	(270)	(4)	(2,051)	(37)	(2,362)
Deletions	(288)	—	(1)	—	(289)
At 31 December 2018	13,613	1,567	1,718	3,398	20,296
Of which – current	257	300	798	1,209	2,564
– non-current	13,356	1,267	920	2,189	17,732
Of which – Gulf of Mexico oil spill[b]	—	—	345	—	345

[a]	Includes the impact of changing from a real to nominal discount rate. See Note 1 for further information.

[b]	Further information on the financial impacts of the Gulf of Mexico oil spill is provided in Note 2.